DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 2,666,547		$ 2,666,547		$ 2,435,909	$ 2,318,412	$ 1,420,900
Revenue	49,010,391	$ 40,861,101	132,218,141	$ 143,926,813	187,173,834	173,992,897	140,235,922
Subscription Sales
Disaggregation of Revenue [Line Items]
Deferred revenue	790,083		790,083		728,207	308,406	212,028
Outbound delivery fees
Disaggregation of Revenue [Line Items]
Revenue	341,589	995,608	1,169,475	2,796,294	3,735,551	1,798,394	1,196,850
Marketing fees
Disaggregation of Revenue [Line Items]
Revenue from marketing fees charged to vendors and partners	$ 365,741	$ 364,071	$ 1,109,990	$ 1,110,306	$ 1,486,848	$ 1,393,871	$ 1,208,887